CAPITAL AND RESERVES	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
CAPITAL AND RESERVES
18.	CAPITAL AND RESERVES

Share capital

	December 31, 2022	December 31, 2021
	Class ‘A’ Ordinary shares ‘000s	Class ‘A’ Ordinary shares ‘000s
In thousands of shares
In issue at January 1	96,162	96,162
Issued for cash (a)	47,492	-
Issued as consideration for Exchangeable Notes purchase (b)	21,332	-

At period end	164,986	96,162

	December 31, 2022	December 31, 2021
	ADS	ADS
In thousands of ADSs
Balance at January 1	24,041	24,041
Issued for cash	11,873	-
Issued as consideration for Exchangeable Notes purchase	5,333	-

At period end	41,247	24,041

The amounts in the tables above are inclusive of Treasury Shares. The number of Treasury Shares is as follows:

	December 31, 2022	December 31, 2021
	Class ‘A’ Treasury shares ‘000s	Class ‘A’ Treasury shares ‘000s
In thousands of shares
Balance at January 1	12,556	12,556
Purchased during period	-	-

At period end	12,556	12,556

	December 31, 2022	December 31, 2021
	Class ‘A’ Treasury shares ‘000s	Class ‘A’ Treasury shares ‘000s
In thousands of ADSs
Balance at January 1	3,139	3,139
Purchased during period	-	-

At period end	3,139	3,139

(a)
During the year ended December 31, 2022, the Company issued 47,492,000 ‘A’ Ordinary shares for a consideration of US$25,707,000 settled in cash. The Company incurred US$606,000 in connection with the issues of shares. The total shares issued for cash comprises 44,759,000 ‘A’ Ordinary shares issued to MiCo and 2,733,328 ‘A’ Ordinary from the exercise of employee share options. For more information on the investment by MiCo, refer to Note 22.

(b)
During the year ended December 31, 2022, the Company issued 21,332,000 ‘A’ Ordinary shares, with a market value of US$6,133,000, as partial consideration for the purchase of Exchangeable Notes. The Company incurred US$213,000 in connection with this issue of shares. For more information on the purchase of Exchangeable Notes, refer to Note 22.

 Translation reserve

The translation reserve comprises all foreign exchange differences arising from the translation of the financial statements of foreign currency denominated operations of the Group since January 1, 2004.

Other reserves

Other reserves comprise the hedging reserve of US$23,000 and shares to be issued of US$63,000. The hedging reserve comprises the effective portion of the cumulative net change in the fair value of cash flow hedging instruments related to hedged transactions entered into but not yet crystallised. The hedging reserve is shown within Other Reserves in the Consolidated Statement of Financial Position. Shares to be issued as at December 31, 2022 have been issued in 2023.

Equity component of Convertible Note

In May 2022, the Company announced the successful closure of a US$45.2 million investment from MiCo Ltd (“MiCo”). MiCo, a KOSDAQ-listed and Korea-based company. The investment consisted of an equity investment of US$25.2 million and a seven-year, unsecured junior convertible note of US$20.0 million. The convertible note mandatorily converts into ADSs if the volume weighted average price of the Company’s ADSs is at or above US$3.24 for any five consecutive NASDAQ trading days. The convertible loan is accounted for as a compound financial instrument containing both an equity and liability element. The equity component of the convertible note is US$6.7 million. There is no remeasurement of the equity element following initial recognition.

Treasury shares

During 2022, the Group did not purchase any ‘A’ Ordinary shares (2021: nil) (2020: nil) ‘Treasury shares’.